Description of Business (Details Narrative) $ in Thousands	1 Months Ended	6 Months Ended		11 Months Ended
	Feb. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2021 USD ($)	Nov. 15, 2018
Number of vessels purchased		17
Number of vessels owned		65
Date of delivery		third and fourth quarter 2021
La Tour [Member]
Number of vessels to be sold		1
Year Build		2001
Capacity in TEUs		2,272
Seven Vessels [Member]
Number of vessels purchased	7
Capacity in TEUs	6,000
Weighted average age, weighted by TEU capacity	20 years
Aggregate purchase price	$ 116,000
Seven Vessels [Member] | Minimum [Member]
Lessor, Operating Lease, Term of Contract	36 months
Twelve Vessels [Member]
Number of vessels purchased			12
Date of delivery		July 15, 2021 and 29, 2021
Weighted average age, weighted by TEU capacity		11 years
Aggregate purchase price			$ 233,890
Four Vessels [Member]
Number of vessels purchased		4
Capacity in TEUs		5,470
Date of delivery		during the third and fourth quarter of 2021
Weighted average age, weighted by TEU capacity		11 years
Aggregate purchase price		$ 148,000
Lessor, Operating Lease, Term of Contract		3 years
Poseidon Transaction [Member]
Number of vessels purchased				20
Number of vessels owned				19
Poseidon Transaction [Member] | Argos [Member]
Number of vessels sold				1